Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Lessee, Lease, Description [Line Items]
Credit and debit card receivables	$ 1,294			$ 1,294	$ 1,624	$ 1,381
Restricted cash					1,000	0
Deposits	7,739			7,739	6,640	5,453
Pre-opening expenses	$ 1,568	$ 3,026	$ 5,304	$ 2,574	$ 8,889	$ 4,935
Vesting period					5 years
Minimum
Lessee, Lease, Description [Line Items]
Operating lease renewal term					5 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease renewal term					10 years